INVENTORIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Finished goods	$ 52.8	$ 49.1
Ore stockpiles	5.0	9.1
Mine supplies	142.2	149.7
Current inventories	200.0	207.9
Non-current ore stockpiles	177.6	156.0
Inventories	377.6	363.9
Disclosure of Inventories [Line Items]
Cost of inventories recognised as expense during period	0.7	26.4
Non-current Ore Stockpiles
Disclosure of Inventories [Line Items]
Inventory write-down	4.2	1.0
Mine Supplies
Disclosure of Inventories [Line Items]
Inventory write-down	$ 10.0	$ 4.7